Earnings per share	12 Months Ended
Jun. 30, 2018
Profit per share attributable to equity holders of the parent:
Earnings per share

29. Earnings per share

(a) Basic

 Basic earnings per share amounts are calculated in accordance with IAS 33, by dividing the profit attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the year, excluding ordinary shares purchased by the Group and held as treasury shares.

	06.30.18	06.30.17	06.30.16
Profit for the year from continuing operations attributable to equity holders of the parent	(772)	1,050	4,951
Profit for the year from discontinued operations attributable to equity holders of the parent	6,164	461	216
Profit for the year attributable to equity holders of the parent	5,392	1,511	5,167
Weighted average number of ordinary shares outstanding	497	498	495
Basic earnings per share	10.86	3.04	10.44

(b) Diluted

 Diluted earnings per share amounts are calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential shares. As of June 30, 2018, 2017 and 2016 the Group holds treasury shares associated with incentive plans with potentially dilutive effect, therefore, diluted earnings per share is as follows:

	06.30.18	06.30.17	06.30.16
Profit for the year from continuing operations attributable to equity holders of the parent	(772)	1,050	4,951
Profit for the year from discontinued operations attributable to equity holders of the parent	6,164	461	216
Profit for the year per share attributable to equity holders of the parent	5,392	1,511	5,167
Weighted average number of ordinary shares outstanding	516	500	502
Diluted earnings per share	10.44	3.02	10.30